Deferred Initial Public Offering Costs	12 Months Ended
Dec. 31, 2025
Deferred Initial Public Offering Costs [Abstract]
Deferred initial public offering costs

Note 9 — Deferred initial public offering costs

As of December 31, 2023, 2024 and 2025, the Company capitalized MYR 2,775,539, MYR 2,859,702 and MYR Nil (USD Nil) of deferred initial public offering (“IPO”) costs, respectively. Such costs will be deferred until the closing of the IPO, at which time the deferred IPO costs will be offset against the offering proceeds if successful listing, the IPO completed during the financial year ended December 31, 2025.